Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

7. Commitments and Contingencies

Lease Commitments

The Company leases certain office space under non-cancelable operating leases, including the Company’s corporate offices in Delray Beach, Florida under a lease scheduled to expire in October 18, 2018, lab and office space in Pleasanton, California a lease scheduled to expire in September 30, 2018 and office and manufacturing space in Concord, California which is currently on a month-to-month commitment. Rent expense under operating leases totaled approximately $121,000 and $45,000 for the six months ended June 30, 2016 and 2015, respectively.

Exergen Litigation

On October 10, 2012, Thermomedics and its former parent company, Sanomedics (together “Sano”), received a cease and desist demand letter from Exergen Corporation (“Exergen”), claiming that Sano infringed on certain Exergen patents relating to Sano’s non-contact thermometers. On May 21, 2013, Exergen filed a complaint in the U.S. District Court of the District of Massachusetts against Sano. On September 3, 2013, Sano filed its answer to Exergen’s complaint and asserted counterclaims and affirmative defenses for non-infringement and invalidity of certain patents. On March 26, 2015, Exergen and Sano filed a partial dismissal that removes Sano’s previous product, the Talking Non-Contact Thermometer, from the lawsuit. On September 15, 2015, the United States District Court – District of Massachusetts, entered an order granting Sano’s motion for summary judgment, ruling that the patent claims made by Exergen against Sano were invalid. On June 22, 2016, the U.S. Court of Appeals affirmed the United States District Court – District of Massachusetts’ summary judgment decision in favor of Thermomedics that the patent claims asserted against Thermomedics by Exergen are invalid. The Company has assumed responsibility to defend these claims and will continue to vigorously defend its rights to market and sell the Caregiver® thermometer. Management believes the Company will be successful in its defense.

Other Legal Proceedings

The Company is a party to certain legal actions, as either plaintiff or defendant, arising in the ordinary course of business, none of which is expected to have a material adverse effect on the Company’s business, financial condition or results of operations. However, litigation is inherently unpredictable, and the costs and other effects of pending or future litigation, governmental investigations, legal and administrative cases and proceedings, whether civil or criminal, settlements, judgments and investigations, claims or charges in any such matters, and developments or assertions by or against the Company relating to the Company or to the Company’s intellectual property rights and intellectual property licenses could have a material adverse effect on the Company’s business, financial condition and operating results.

Distributor and Supplier Agreements

Under certain agreements the Company may be subject to penalties if they are unable to supply products under its obligations. Since inception, the Company has never incurred any such penalties.

11. Commitments and Contingencies

Lease Commitments

The Company leases certain office space under non-cancelable operating leases, including the Company’s corporate offices in Delray Beach, Florida under a lease scheduled to expire in October 18, 2018, lab and office space in Pleasanton, California a lease scheduled to expire in September 30, 2018 and office and manufacturing space in Concord, California which is currently on a month-to-month commitment. Rent expense under operating leases totaled approximately $136,000 and $101,000 for the years ended December 31, 2015 and 2014, respectively.

Other Commitments

Pursuant to the GlucoChip Agreement (see Note 4), the Company also agreed to provide financial support to VeriTeQ, for a period of up to two years, in the form of convertible promissory notes. In 2014, the Company funded VeriTeQ $60,000 and an additional $140,000 less $5,000 OID during 2015. VeriTeQ issued the Company a Convertible Promissory Note in the total principal amount of $200,000 as of December 31, 2015. As VeriTeQ is in default of its agreements with the Company, there is no intention to provide any additional funding to VeriTeQ, under the GlucoChip Agreement or otherwise.

Exergen Litigation

On October 10, 2012, the Thermomedics and its former parent company, Sanomedics (together “Sano”) received a cease and desist demand letter from Exergen Corporation (“Exergen”), claiming that the Company infringed on certain patents relating to the Sano’s non-contact thermometers. On May 21, 2013, Exergen filed a complaint in the U.S. District Court of the District of Massachusetts against Sano. On September 3, 2013, the Sano filed its answer to Exergens’ complaint and asserted counterclaims and affirmative defenses for non-infringement and invalidity of certain patents. On March 26, 2015, Exergen and Sano filed a partial dismissal that removes Sano’s previous product, the Talking Non-Contact Thermometer, from the lawsuit. Exergen’s claims against the Caregiver TouchFree Thermometer are ongoing. On September 15, 2015, the United States District Court – District of Massachusetts, entered an order granting the Sano’s motion for summary judgement, ruling that that patents claims made by Exergen against Sano were invalid. Exergen has advised the court that it intends to appeal that summary judgment order. The Company has assumed responsibility to defend these claims will continue to vigorously defend its rights to market and sell the Caregiver thermometer. Management believes the Company will be successful in its defense.

Other Legal Proceedings

The Company is a party to certain legal actions, as either plaintiff or defendant, arising in the ordinary course of business, none of which is expected to have a material adverse effect on the Company’s business, financial condition or results of operations. However, litigation is inherently unpredictable, and the costs and other effects of pending or future litigation, governmental investigations, legal and administrative cases and proceedings, whether civil or criminal, settlements, judgments and investigations, claims or charges in any such matters, and developments or assertions by or against the Company relating to the Company or to the Company’s intellectual property rights and intellectual property licenses could have a material adverse effect on the Company’s business, financial condition and operating results.

Distributor and Supplier Agreements

Under certain agreements the Company may be subject to penalties if they are unable to supply products under its obligations. Since inception, the Company has never incurred any such penalties.